Related parties - Balances with the related parties (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets:
Assets		₩ 675,884,281	₩ 648,152,185
Liabilities:
Liabilities		624,753,859	598,613,763
BNP Paribas Cardif Life Insurance
Assets:
Credit card loans		117	87
Other non-current assets		38	61
Liabilities:
Deposits		18,745	14,870
Unused credit commitments		1	0
Partners 4th Growth Investment Fund
Liabilities:
Deposits		742	10,096
Shinhan EZ General Insurance, Ltd.
Assets:
Credit card loans	[1]	0	24
Allowances for credit loss		0	(2)
Liabilities:
Provisions		0	4
Deposits		0	1,455
Dream High Fund III
Liabilities:
Deposits	[2]	0	4
KDBC Midas Dong-A Snowball Venture Fund II
Liabilities:
Deposits		0	350
Incorporated association Finance Saving Information Center
Liabilities:
Deposits		2	16
Nomura Rifa Private Real Estate Investment Trust No.19
Assets:
Other non-current assets		44	0
Loans		11,880	11,880
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Assets:
Other non-current assets		427	345
Korea Finance Security
Liabilities:
Deposits		415	457
SHINHAN-CORE TREND GLOBAL FUND 1
Liabilities:
Unearned revenue	[2]	0	17
Hermes Private Investment Equity Fund
Liabilities:
Deposits		218	246
Korea Credit Bureau
Liabilities:
Deposits		721	1,394
Goduck Gangil1 PFV Co., Ltd
Assets:
Allowances for credit loss		(20)	(52)
Loans		6,825	12,000
Liabilities:
Deposits		3	0
SBC PFV Co., Ltd
Liabilities:
Deposits		21,163	33,278
Sprott Global Renewable Private Equity Fund I
Liabilities:
Deposits		100	176
IMM Global Private Equity Fund
Assets:
Allowances for credit loss		(3)	(3)
Loans		800	800
Liabilities:
Deposits		14,824	21,543
Goduck Gangil10 PFV Co., Ltd
Assets:
Allowances for credit loss		(9)	(24)
Loans		3,100	7,600
Liabilities:
Deposits		26,880	72,740
Shinhan Global Healthcare Fund 2
Liabilities:
Deposits		1	1
One Shinhan Global Fund 1
Liabilities:
Unearned revenue		0	104
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Liabilities:
Deposits		151	23
EDNCENTRAL Co.,Ltd.
Assets:
Accrued income		0	9
Loans		0	19,739
Liabilities:
Unearned revenue		0	40
Deposits		0	1
Future-Creation Neoplux Venture Capital Fund
Assets:
Account receivables		3,949	3,919
Neoplux Market-Frontier Secondary Fund
Assets:
Account receivables		904	954
Gyeonggi-Neoplux Superman Fund
Assets:
Account receivables		623	620
Shinhan-Neoplux Energy Newbiz Fund
Assets:
Account receivables		978	1,002
SHINHAN-NEO Core Industrial Technology Fund
Assets:
Account receivables		124	0
KTC-NP Growth Champ 2011-2 Private Equity Fund
Assets:
Account receivables		2,675	4,512
Neoplux No.3 Private Equity Fund
Assets:
Account receivables		3,190	662
NV Station Private Equity Fund
Liabilities:
Deposits		21	41
Korea Digital Asset Custody
Liabilities:
Deposits		153	526
SW-S Fund
Liabilities:
Deposits		112	115
Shinhan Smilegate Global PEF I
Liabilities:
Unearned revenue		9	49
WaveTechnology co.Ltd
Liabilities:
Deposits		41	99
SHINHAN-NEO Market-Frontier 2nd Fund
Assets:
Account receivables		513	513
iPIXEL Co.,Ltd.
Assets:
Loans		0	55
Liabilities:
Deposits		225	651
CJL No.1 Private Equity Fund
Liabilities:
Deposits		603	779
NewWave 6th Fund [Member]
Assets:
Account receivables		849	0
Nova New Technology Investment Fund No.1
Liabilities:
Deposits		215	357
DS Power Semicon Private Equity Fund [Member]
Liabilities:
Deposits		100	0
Genesis No.1 Private Equity Fund [Member]
Liabilities:
Deposits		19	0
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Liabilities:
Deposits		59	0
Newlake Growth Capital Partners2 PEF
Liabilities:
Deposits		353	0
Logisvalley Shinhan REIT Co.,Ltd.
Assets:
Allowances for credit loss		(28)	0
Account receivables		81	0
Loans		43,000	0
Liabilities:
Deposits		1,421	0
ShinhanAlbatross tech investment Fund
Liabilities:
Deposits		3,402	0
Shinhan Global Active REIT Co.Ltd
Liabilities:
Deposits		393	0
Shinhan VC tomorrow venture fund 1
Assets:
Account receivables		850	0
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1
Assets:
Accrued income		1	0
SH Global Net Zero Solution Security Investment Trust
Assets:
Accrued income		2	0
SEOKWANG TI
Liabilities:
Deposits		1	0
Shinhan Time 1st Investment fund
Liabilities:
Deposits		238	0
DeepBlue No.1 Private Equity Fund
Liabilities:
Deposits		400	0
Key management personnel and their immediate relatives:
Assets:
Loans		6,561	6,149
Assets		87,471	70,850
Liabilities:
Liabilities		₩ 91,731	₩ 159,432

[1]	For the year ended December 31, 2022, it is incorporated into the consolidation target as the Group held control due to increased equity ratio and BNP Paribas Cardif General Insurance, Ltd. has changed its name to Shinhan EZ General Insurance, Ltd. The transaction amount for the years ended December 31, 2020, 2011 and 2022 is the amount before being incorporated into the consolidation target.
[2]	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2022.